Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Instrument [Line Items]
Schedule of Maturities of Long-term Debt

	2014	2015	2016	Total
Senior notes payable	$ 2,195,000	$ 6,585,000	$ 4,390,000	$ 13,170,000
Subordinated notes payable	3,800,000	-	1,000,000	4,800,000
Convertible subordinated notes	400,000	-	-	400,000
Note payable	20,864	-	-	20,864
	$ 6,415,864	$ 6,585,000	$ 5,390,000	$ 18,390,864

Senior Credit Facility [Member]
Debt Instrument [Line Items]
Schedule of Long-term Debt Instruments

	2013	2012

Borrowings on senior credit facility	$ 13,170,000	$ 3,000,000
Less: debt discount	-	-
Net senior credit facility	$ 13,170,000	$ 3,000,000

Subordinated Debt [Member]
Debt Instrument [Line Items]
Schedule of Long-term Debt Instruments

	2013	2012

Borrowings on subordinated notes payable	$ 4,800,000	$ 3,300,000
Less: debt discount	(198,510)	(302,904)
Net subordinated notes payable	$ 4,601,490	$ 2,997,096

Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Schedule of Long-term Debt Instruments

	2013	2012

Borrowings on convertible subordinated notes	$ 1,300,000	$ 850,000
Less: debt discount	(750)	(65,358)
Less: notes converted	(900,000)	-
Net convertible subordinated notes	$ 399,250	$ 784,642